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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         8/13/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              39
                                        --------------------

Form 13F Information Table Value Total:      73,970,866
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF  6/30/2009

(ITEM 1)                   (ITEM 2)       (ITEM 3)   (ITEM 4)     (ITEM 5)        (ITEM 6)        (ITEM 7)        (ITEM 8)
                                                                             INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)

NAME                       TITLE                     FAIR         SHARES OR                 SHARED
OF                         OF             CUSIP      MARKET       PRINCIPAL  SOLE   SHARED  OTHER        SOLE     SHARED   NONE
ISSUER                     CLASS          NUMBER     VALUE        AMOUNT     (A)    (B)     (C)     MGR  (A)      (B)      (C)
----------------------     ------         ---------  ----------- ----------- -----  ------  -----   ---  -------- ------- ---------
MICROSOFT CORP             Common Stocks  594918104    3,924,368   165,123   X              X             154,157            10,966
HEWLETT PACKARD CO         Common Stocks  428236103    3,870,477   100,163   X              X              93,548             6,615
UNITED TECHNOLOGIES
 CORP                      Common Stocks  913017109    3,540,495    68,162   X              X              63,376             4,786
INTEL CORPORATION          Common Stocks  458140100    3,423,978   206,863   X              X             194,929            11,934
NYSE EURONEXT              Common Stocks  629491101    3,204,666   117,654   X              X             109,876             7,778
EXXON MOBIL CORP           Common Stocks  30231G102    3,137,333    44,885   X              X              42,372             2,513
JOHNSON & JOHNSON          Common Stocks  478160104    2,942,604    51,813   X              X              48,517             3,296
CVS/ CAREMARK
 CORPORATION               Common Stocks  126650100    2,864,772    89,911   X              X              84,758             5,153
BECTON DICKINSON           Common Stocks  075887109    2,809,550    39,412   X              X              36,662             2,750
PROCTER & GAMBLE           Common Stocks  742718109    2,581,189    50,509   X              X              47,760             2,749
DISNEY WALT PRODUCTIONS    Common Stocks  254687106    2,516,101   107,873   X              X             100,289             7,584
WELLS FARGO CO             Common Stocks  949746101    2,226,653    91,822   X              X              85,583             6,239
AT&T INC                   Common Stocks  00206R102    2,229,682    89,771   X              X              83,560             6,211
ABBOTT LABS                Common Stocks  002824100    2,139,187    45,483   X              X              42,590             2,893
UNION PACIFIC CORP         Common Stocks  907818108    2,033,265    39,065   X              X              36,424             2,641
AFLAC                      Common Stocks  001055102    1,992,825    64,131   X              X              59,985             4,146
AIR PRODUCTS & CHEMICALS
 INC                       Common Stocks  009158106    1,991,777    30,848   X              X              28,709             2,139
DU PONT E I DE NEMOURS
 CO                        Common Stocks  263534109    1,898,399    74,122   X              X              69,368             4,754
COLGATE-PALMOLIVE CO       Common Stocks  194162103    1,885,119    26,644   X              X              24,992             1,652
EATON CORP                 Common Stocks  278058102    1,814,904    40,699   X              X              37,918             2,781
CHEVRON CORPORATION        Common Stocks  166764100    1,791,745    27,053   X              X              25,206             1,847
PEPSICO INC                Common Stocks  713448108    1,629,056    29,634   X              X              27,907             1,727
CONOCOPHILLIPS             Common Stocks  20825C104    1,626,963    38,691   X              X              36,205             2,486
MEDTRONIC                  Common Stocks  585055106    1,586,039    45,466   X              X              42,640             2,826
TARGET CORP                Common Stocks  87612E106    1,534,290    38,888   X              X              36,426             2,462
COCA-COLA CO               Common Stocks  191216100    1,517,145    31,607   X              X              29,487             2,120
AUTOMATIC DATA
 PROCESSING                Common Stocks  053015103    1,512,445    42,690   X              X              40,188             2,502
NOVARTIS AG - ADR          Common Stocks  66987V109    1,490,681    36,551   X              X              34,123             2,428
3M COMPANY                 Common Stocks  88579Y101    1,491,660    24,819   X              X              23,240             1,579
BANK NEW YORK MELLON
 CORP                      Common Stocks  064058100    1,410,841    48,164   X              X              44,969             3,195
LOCKHEED MARTIN CORP       Common Stocks  539830109    1,395,048    17,300   X              X              16,207             1,093
WAL-MART STORES            Common Stocks  931142103    1,354,285    27,963   X              X              26,052             1,911
LOWES COS INC              Common Stocks  548661107    1,234,812    63,645   X              X              59,042             4,603
INTERNATIONAL BUSINESS
 MACHINES                  Common Stocks  459200101      313,260     3,000   X                              3,000
MCDONALDS CORP             Common Stocks  580135101      287,450     5,000   X                              5,000
GENERAL ELECTRIC           Common Stocks  369604103      257,840    22,000   X                             22,000
U S BANCORP                Common Stocks  902973304      232,960    13,000   X                             13,000
PFIZER INC                 Common Stocks  717081103      175,500    11,700   X                             11,700
CAPITAL TRUST - CL A       Common Stocks  14052H506      101,500    70,000   X                             70,000

                                                      73,970,866 2,142,124